Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Trade and other current payables [abstract]
Trade creditors	$ 1,693,885	$ 1,333,890
Accrued research and development expenses	752,156	333,645
Accrued professional fees	181,378	183,795
Other accrued expenses	79,035	192,726
Other payables	11,720	11,191
Total	$ 2,718,174	$ 2,055,247